Average Annual Total Returns			12 Months Ended	14 Months Ended	60 Months Ended	120 Months Ended
		Dec. 04, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Class A Prospectus - PACE Alternative Strategies Investments | Class A
Prospectus [Line Items]
Average Annual Return, Percent			(0.81%)		3.46%	1.82%
Performance Inception Date		Apr. 10, 2006
Class A Prospectus - PACE Alternative Strategies Investments | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(2.21%)		2.19%	1.01%
Class A Prospectus - PACE Alternative Strategies Investments | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(0.48%)		2.19%	1.09%
Class A Prospectus - PACE Alternative Strategies Investments | Bloomberg Global Aggregate Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent			5.73%		(0.32%)	0.38%
Class A Prospectus - PACE Alternative Strategies Investments | FTSE Three-Month US Treasury Bill Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent			5.26%		1.91%	1.26%
Class A Prospectus - PACE Alternative Strategies Investments | MSCI World Index (net) (Index reflects no deduction for fees and expenses.)
Prospectus [Line Items]
Average Annual Return, Percent			23.79%		12.80%	8.60%
Class A Prospectus - PACE Alternative Strategies Investments | HFRI Fund of Funds Composite Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent			6.07%		5.09%	3.23%
Class P Prospectus - PACE Alternative Strategies Investments | Class P
Prospectus [Line Items]
Average Annual Return, Percent	[1]		5.15%		4.89%	2.66%
Performance Inception Date	[1]	Apr. 10, 2006
Class P Prospectus - PACE Alternative Strategies Investments | Class P | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]		3.56%		3.55%	1.72%
Class P Prospectus - PACE Alternative Strategies Investments | Class P | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]		3.04%		3.29%	1.69%
Class P Prospectus - PACE Alternative Strategies Investments | Bloomberg Global Aggregate Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		5.73%		(0.32%)	0.38%
Class P Prospectus - PACE Alternative Strategies Investments | FTSE Three-Month US Treasury Bill Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		5.26%		1.91%	1.26%
Class P Prospectus - PACE Alternative Strategies Investments | MSCI World Index (net) (Index reflects no deduction for fees and expenses.)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		23.79%		12.80%	8.60%
Class P Prospectus - PACE Alternative Strategies Investments | HFRI Fund of Funds Composite Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		6.07%		5.09%	3.23%
Class P2 Prospectus - PACE Alternative Strategies Investments | Class P2
Prospectus [Line Items]
Average Annual Return, Percent	[2]		4.73%	5.25%
Performance Inception Date	[2]	Nov. 14, 2022
Class P2 Prospectus - PACE Alternative Strategies Investments | Class P2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[2]		3.30%	3.47%
Class P2 Prospectus - PACE Alternative Strategies Investments | Class P2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2]		2.79%	3.46%
Class P2 Prospectus - PACE Alternative Strategies Investments | Bloomberg Global Aggregate Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		5.73%	6.76%
Class P2 Prospectus - PACE Alternative Strategies Investments | FTSE Three-Month US Treasury Bill Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		5.26%	5.10%
Class P2 Prospectus - PACE Alternative Strategies Investments | MSCI World Index (net) (Index reflects no deduction for fees and expenses.)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		23.79%	18.93%
Class P2 Prospectus - PACE Alternative Strategies Investments | HFRI Fund of Funds Composite Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		6.07%	6.34%

[1]	Class P shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P shares held through advisory programs may be subject to a program fee and Class P shares held through certain brokerage platforms may be subject to commissions or other fees, which, if included, would have reduced performance.
[2]	Class P2 shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P2 shares held through advisory programs may be subject to a program fee, advisory fee or other fees, which, if included, would have reduced performance.